Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Provisions [abstract]
Non-current	$ 8,031	$ 5,549
Current	1,733	1,648
Total	$ 9,764	$ 7,197